VANECK MORNINGSTAR DURABLE DIVIDEND ETF

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.4%
Banks: 8.5%
Bank of America Corp.	116,611	$3,345,570
JPMorgan Chase & Co.	34,183	4,971,575
		8,317,145
Capital Goods: 4.8%
General Dynamics Corp.	3,148	677,292
Honeywell International, Inc.	8,707	1,806,703
MSC Industrial Direct Co., Inc.	1,073	102,235
Raytheon Technologies Corp.	20,950	2,052,262
		4,638,492
Commercial & Professional Services: 0.9%
Broadridge Financial Solutions, Inc.	1,426	236,189
Paychex, Inc.	5,674	634,750
		870,939
Consumer Durables & Apparel: 0.3%
Garmin Ltd.	2,820	294,098
Consumer Services: 2.0%
Starbucks Corp.	14,408	1,427,256
Wendy’s Co.	3,127	68,012
Yum! Brands, Inc.	3,241	449,041
		1,944,309
Consumer Staples Distribution & Retail: 0.6%
Sysco Corp.	8,297	615,637
Energy: 2.9%
Kinder Morgan, Inc.	79,927	1,376,343
The Williams Companies, Inc.	42,977	1,402,339
		2,778,682
Financial Services: 5.8%
BlackRock, Inc.	2,735	1,890,268
CME Group, Inc.	9,381	1,738,206
Cohen & Steers, Inc.	485	28,125
Evercore, Inc.	503	62,166
Franklin Resources, Inc.	7,316	195,410
Invesco Ltd.	12,407	208,562
T Rowe Price Group, Inc.	6,008	673,016
The Bank of New York Mellon Corp.	13,535	602,578
Western Union Co.	19,393	227,480
		5,625,811
Food, Beverage & Tobacco: 11.9%
Altria Group, Inc.	88,856	4,025,177
Campbell Soup Co.	3,528	161,265
Conagra Brands, Inc.	10,967	369,807
Ingredion, Inc.	1,152	122,054
Kellogg Co.	5,851	394,358
Kraft Heinz Co.	20,957	743,974
Mondelez International, Inc.	19,479	1,420,798
Philip Morris International, Inc.	43,968	4,292,156
		11,529,589
Health Care Equipment & Services: 5.2%
Abbott Laboratories	21,307	2,322,889
Medtronic Plc	28,489	2,509,881
Quest Diagnostics, Inc.	1,387	194,957
		5,027,727
Household & Personal Products: 2.6%
Clorox Co.	2,414	383,922
	Number of Shares	Value
Household & Personal Products (continued)
Colgate-Palmolive Co.	13,764	$1,060,379
Kimberly-Clark Corp.	7,967	1,099,924
		2,544,225
Insurance: 1.2%
American International Group, Inc.	10,457	601,696
Travelers Cos, Inc.	3,045	528,794
		1,130,490
Materials: 1.0%
Air Products and Chemicals, Inc.	3,129	937,229
Pharmaceuticals, Biotechnology & Life Sciences: 14.4%
Amgen, Inc.	11,697	2,596,968
Gilead Sciences, Inc.	28,808	2,220,233
Johnson & Johnson	30,756	5,090,733
Pfizer, Inc.	111,746	4,098,843
		14,006,777
Semiconductors & Semiconductor Equipment: 8.9%
Broadcom, Inc.	6,814	5,910,668
Texas Instruments, Inc.	15,523	2,794,450
		8,705,118
Software & Services: 4.0%
International Business Machines Corp.	29,344	3,926,521
Technology Hardware & Equipment: 4.3%
Cisco Systems, Inc.	80,109	4,144,840
Telecommunication Services: 4.8%
Cogent Communications Holdings, Inc.	1,534	103,223
Verizon Communications, Inc.	123,309	4,585,862
		4,689,085
Transportation: 2.9%
Norfolk Southern Corp.	3,427	777,107
Union Pacific Corp.	9,928	2,031,467
		2,808,574
Utilities: 12.4%
Alliant Energy Corp.	5,331	279,771
Ameren Corp.	4,632	378,295
American Electric Power Co., Inc.	11,708	985,814
CenterPoint Energy, Inc.	10,245	298,642
DTE Energy Co.	4,117	452,952
Duke Energy Corp.	20,540	1,843,260
Entergy Corp.	5,137	500,190
Essential Utilities, Inc.	4,014	160,199
Evergy, Inc.	5,745	335,623
Exelon Corp.	20,903	851,588
FirstEnergy Corp.	13,459	523,286
Hawaiian Electric Industries, Inc.	2,470	89,414
NiSource, Inc.	8,817	241,145
OGE Energy Corp.	5,839	209,678
Pinnacle West Capital Corp.	3,177	258,798
PPL Corp.	15,065	398,620

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VANECK MORNINGSTAR DURABLE DIVIDEND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Number of Shares	Value
Utilities (continued)
Public Service Enterprise Group, Inc.	11,489	$719,326
Sempra Energy	6,113	889,992
Southern Co.	28,881	2,028,890
WEC Energy Group, Inc.	6,614	583,619
		12,029,102
Total Common Stocks (Cost: $93,528,066)		96,564,390
Total Investments: 99.4% (Cost: $93,528,066)		96,564,390
Other assets less liabilities: 0.6%		625,624
NET ASSETS: 100.0%		$97,190,014

Footnotes:

Summary of Investments by Sector	% of Investments	Value
Health Care	19.7%	$19,034,504
Information Technology	17.4	16,776,479
Financials	15.6	15,073,446
Consumer Staples	15.1	14,689,451
Utilities	12.5	12,029,102
Industrials	8.6	8,318,005
Communication Services	4.9	4,689,085
Energy	2.9	2,778,682
Consumer Discretionary	2.3	2,238,407
Materials	1.0	937,229
	100.0%	$96,564,390
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